Equity Investments in Real Estate and the REITs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Carrying Amount Of Investment In Funds [Table Text Block]

	% of Outstanding Shares at		Carrying Amount of Investment at
Fund	March 31, 2012	December 31, 2011	March 31, 2012 (a)	December 31, 2011 (a)
CPA®:15	7.9%	7.7%	$92,816	$93,650
CPA®:16 – Global (b)	18.0%	17.9%	335,378	338,964
CPA®:17 – Global	1.1%	0.9%	25,709	21,277
CWI	0.5%	0.5%	211	121
			$454,114	$454,012

	% of Outstanding Shares at		Carrying Amount of Investment at
	December 31,		December 31, (a)
Fund	2011	2010	2011	2010
CPA®:14 (b)	0.0%	9.2%	-	$87,209
CPA®:15	7.7%	7.1%	$93,650	87,008
CPA®:16 – Global (c)	17.9%	5.6%	338,964	62,682
CPA®:17 – Global	0.9%	0.6%	21,277	8,156
CWI (d)	0.5%	100.0%	121	-
			$454,012	$245,055

Schedule Of Financial Information Of Investment [Table Text Block]

	March 31, 2012	December 31, 2011
Assets	$9,466,456	$9,184,111
Liabilities	(4,991,866)	(4,896,116)
Redeemable noncontrolling interests	(21,946)	(21,306)
Noncontrolling interests	(335,461)	(330,873)
Shareholders’ equity	$4,117,183	$3,935,816

	Three Months Ended March 31,
	2012	2011
Revenues	$211,455	$158,297
Expenses	(175,666)	(126,330)
Net income from continuing operations	$35,789	$31,967
Net income attributable to the REITs (a)	$34,883	$29,683

	December 31,
	2011	2010
Assets	$9,184,111	$8,533,899
Liabilities	(4,896,116)	(4,632,709)
Redeemable noncontrolling interest	(21,306)	(21,805)
Noncontrolling interests	(330,873)	(376,560)
Shareholders’ equity	$3,935,816	$3,502,825

	Years Ended December 31,
	2011	2010	2009
Revenues	$787,094	$734,758	$695,904
Expenses (a)	(605,437)	(529,328)	(624,795)
Net income from continuing operations	$181,657	$205,430	$71,109
Net income (loss) attributable to the REITs(b)	$123,479	$189,155	$(5,173)

Ownership Interests and Carrying Values in Equity Investments [Table Text Block]

	Ownership Interest	Carrying Value at
Lessee	at March 31, 2012	March 31, 2012	December 31, 2011
Carrefour France, SAS (a)	46%	$21,399	$20,014
Schuler A.G. (a) (b)	33%	21,038	19,958
The New York Times Company	18%	19,893	19,647
U. S. Airways Group, Inc. (b)	75%	7,145	7,415
Medica – France, S.A. (a)	46%	4,558	4,430
Childtime Childcare, Inc.	34%	4,554	4,419
Hologic, Inc. (b)	36%	4,431	4,429
Consolidated Systems, Inc. (b)	60%	3,358	3,387
Hellweg Die Profi-Baumarkte GmbH & Co. KG (a)	5%	1,076	1,062
Symphony IRI Group, Inc. (c) (d)	33%	(109)	(24)
		$87,343	$84,737

	Ownership Interest	Carrying Value at December 31,
Lessee	at December 31, 2011	2011	2010
Carrefour France, SAS (a)	46%	$20,014	$18,274
Schuler A.G. (a) (b)	33%	19,958	20,493
The New York Times Company	18%	19,647	20,191
U.S. Airways Group, Inc. (b)	75%	7,415	7,934
Medica - France, S.A. (a) (c)	46%	4,430	5,232
Hologic, Inc. (b)	36%	4,429	4,383
Childtime Childcare, Inc. (d)	34%	4,419	1,862
Consolidated Systems, Inc. (b)	60%	3,387	3,388
Hellweg Die Profi-Baumarkte GmbH & Co. KG (a)	5%	1,062	1,086
Symphony IRI Group, Inc. (e) (g)	33%	(24)	3,375
Federal Express Corporation (f) (g) (h)	100%	-	(4,272)
Amylin Pharmaceuticals, Inc. (g) (h) (i)	100%	-	(4,707)
		$84,737	$77,239

Financial Information of Venture Properties [Table Text Block]

	March 31, 2012	December 31, 2011
Assets	$1,041,544	$1,026,124
Liabilities	(717,985)	(706,244)
Partners’/members’ equity	$323,559	$319,880

	Three Months Ended March 31,
	2012	2011
Revenues	$27,986	$30,915
Expenses	(18,813)	(19,668)
Net income from continuing operations	$9,173	$11,247
Net income attributable to equity method investments (a)	$9,173	$2,685

	December 31,
	2011	2010
Assets	$1,026,124	$1,151,859
Liabilities	(706,244)	(818,238)
Partners’/members’ equity	$319,880	$333,621

	Years Ended December 31,
	2011	2010	2009
Revenues	$118,819	$146,214	$119,265
Expenses	(75,992)	(79,665)	(61,519)
Gain on extinguishment of debt	(40)	-	-
Net income from continuing operations	$42,787	$66,549	$57,746
Net income attributable to the joint ventures (a)	$34,225	$66,549	$57,746